UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Companies

Investment Company Act File Number:	811-09189

Exact name of Registrant as specified in charter:
Zazove Convertible Securities Fund, Inc.

Address of principal executive office:
1001 Tahoe Blvd.
Incline Village, NV 89451

Name and Address of Agent for Service:
Mark R. Ludviksen
1001 Tahoe Blvd.
Incline Village, NV 89451

Registrant's telephone number:  775.886.1500
Date of fiscal year end:  December 31

Date of reporting period: March 31, 2011

Item 1:	Schedule of Investments March 31, 2011 (unaudited)


Zazove Convertible Securities Fund, Inc.
Schedule of Investments
March 31, 2011
(UNAUDITED)



                                          Principal/        Fair
                                            Shares/        Value
					  Contracts
INVESTMENT SECURITIES - 107%

CONVERTIBLE PREFERRED STOCK - 14%
UNITED STATES - 14%


Affiliated Managers Group,Inc. 5.150%        48,410     2,133,066
   Due 10-15-37
Bunge Limited 4.875%			     18,090     1,901,711
Carriage Services Capital Trust 7.000%       59,500     2,112,250
   Due 06-01-29
Emmis Communications Corporation 6.25%       22,100       353,821
Fifth Third Bancorp 8.500%(d)                 4,800       707,700
Healthsouth Corporation 6.500%                1,000     1,069,375
Newell Financial Trust 5.250%                 1,868        87,563
   Due 12-01-27
Stanley Black & Decker, Inc. 4.750%          15,900     1,918,812

Total Convertible Preferred Stock (cost- $9,190,691)   10,284,297


MANDATORY CONVERTIBLE PREFERRED STOCK - 2%
United States - 2%
General Motors Corporation 4.750%            37,600     1,812,320
   Due 12-01-13

Total Mandatory Convertible
             Preferred Stock (cost $1,880,000)          1,812,320


CONVERTIBLE BONDS - 77%

Bahamas - 2%
Sterlite Industries,Ltd. 4.000%            1,655,000    1,697,699
   Due 10-30-14


Canada - 2%
Goldcorp, Inc.                              820,000     1,044,475
   2.000% Due 08-01-14 (d)
Northgate Minerals Corporation
   3.500% Due 10-01-16                      700,000       696,990

Total Canada                                            1,741,465

China - 2%
China Medical Technologies, Inc.(144A)      680,000       725,900
   6.250% Due 12-15-16(b)
Home Inns & Hotels (144A)                   750,000       770,625
   2.000% Due 12-15-15(b)
ShengdaTech, Inc.(144A)                     300,000       240,000
   6.500% Due 12-15-15(b)

Total China                                             1,736,525

France - 2%
Toreador Resources Corporation
   7.000% Due 10-01-25                     1,000,000    1,260,000

Hong Kong - 2%
Sino-Forest Corporation(144A)                 890,000    1,279,375
   4.250% Due 12-15-16(b)

Indonesia - 0%
APP Finance VI Mauritius                   12,903,000      22,580
   0.000% Due 11-18-12(a)(c)

Israel - 2%
Teva Pharmaceutical (Series C)              1,610,000   1,845,543
   0.250% Due 02-01-26

Luxembourg - 3%
Arcelormittal 5.000% Due 05-15-14           1,470,000   2,140,688

South Africa - 2%
AngloGold Limited(Reg S)                    1,500,000   1,843,575
   3.500% Due 05-22-14

United Kingdom - 1%
SkyePharma PLC(Reg S)                         700,000     448,756
   6.000% Due 05-04-24

UNITED STATES - 59%
3M Co. 0.000% Due 11-21-32 (c)(d)          1,463,000    1,400.823
Alliance Data Systems 1.750%               1,510,000    1,821,513
   Due 08-01-13
AMR Corporation 6.250%                       570,000      589,409
   Due 10-15-14
Bank of America 1.000%                       280,000      283,640
   Due 06-30-15
Cephalon Inc. 2.500%                       1,150,000    1,381,438
   Due 05-01-14
Chemed Corporation                         1,000,000    1,042,500
   1.875% Due 05-15-14
Clearwire Corporation(144A)                  870,000      954,738
   8.250% Due 12-01-40(b)
Danaher Corporation                        1,000,000    1,509,000
   0.000% Due 01-22-21 (c)(d)
DryShips, Inc.                               480,000      480,300
   5.000% Due 12-01-14
Enpro Industries, Inc.                     1,150,000    1,460,500
   3.937% Due 10-15-15
Exterran Holdings, Inc.                      920,000    1,137,350
   4.250% Due 06-15-14(d)
Genco Shipping & Trading, Ltd.               700,000      656,530
   5.000% Due 08-15-15
Gilead Sciences, Inc.-B                    1,590,000    1,939,800
   0.625% Due 05-01-13
Grubb & Ellis Company(144A)                  810,000      708,750
   7.950% Due 05-01-15(b)
Hawaiian Holdings, Inc.                      570,000      594,795
   5.000% Due 04-01-16
International Game Technology              1,410,000    1,628,550
   3.250% Due 05-01-14(d)
Interpublic Group                            770,000      974,531
   4.750% Due 03-15-23
Johnson & Johnson                          1,900,000    1,624,500
   0.000% Due 07-28-20
Kohlberg Capital Corporation(144A)         1,180,000    1,266,288
   8.750% Due 03-15-16
Level 3 Communications, Inc.               1,300,000    1,551,063
   7.000% Due 03-15-15
Level 3 Communications, Inc.                 550,000      808,168
   6.500% Due 10-01-16 (d)
Liberty Media                              1,500,000    1,785,000
   3.125% Due 03-30-23 (d)
Liberty Media                              2,250,000    1,847,813
   3.250% Due 03-15-31 (d)
Morgan Stanley                               410,000      417,114
   1.100% Due 06-24-15
Newmont Mining Corporation - A               730,000      967,250
   1.250% Due 07-15-14 (d)
PMI Group, Inc.                              480,000      369,600
   4.500% Due 04-15-20
Prospect Capital corporation(144A)         1,700,000    1,856,188
   6.250% Due 12-15-15(b)
Rayonier, Inc.(144A)                         140,000      190,488
   4.500% Due 08-15-15 (b)(d)
Rite Aid Corporation                   	   1,355,000    1,385,488
   8.500% Due 05-15-15
SBA Communications Corporation               440,000      502,172
   1.875% Due 05-01-13
School Specialty, Inc.                       470,000      490,563
   3.750% Due 11-30-26
Sirius XM Radio, Inc.                      1,480,000    1,966,550
   7.000% Due 12-01-14
Steel Dynamics, Inc.                         870,000    1,115,775
   5.125% Due 06-15-14(d)
Thermo Fisher Scientific                   1,070,000    1,474,416
   3.250% Due 03-01-24
TiVo, Inc.(144A)                             830,000      909,763
   4.000% Due 03-15-16
Tyson Foods, Inc.                          1,000,000    1,305,625
  3.250% Due 10-15-13(d)
Ultrapetrol Bahamas Limited(144A)            700,000      700,000
  7.250% Due 01-15-17(b)
Xilinx,Inc.(144A)                          1,400,000    1,770,720
  2.625% Due 06-15-17(b)(d)

        Total United States                            42,868,706

Total Convertible Bonds (cost - $49,596,200)           56,884,912


CONVERTIBLE BOND UNITS - 3%
UNITED STATES - 3%
Ashland Inc. 6.500%                            1,500   1,320,000
  Due 06-30-29
CenterPoint Energy 1.165%                     33,870   1,193,985
  Due 09-15-29


        Total Convertible Bond Units(cost $2,270,574)  2,513,985

CORPORATE BONDS - 6%
United States - 6%
FiberTower Corporation
   9.000% Due 01-01-16                      1,056,546    876,933
MIG,LLC Senior Secured Notes                4,494,411  4,033,734
   9.000% Cash, 6.500% PIK Due 12-31-16


Total Corporate Bonds(cost $4,763,224)                 4,910,667

COMMON STOCK - 3%
Bahamas - 1%
Vedanta Resources                             38,593     665,729

Ireland - 0%
Fly Leasing                                   13,100     181,173

Israel - 0%
Teva Pharmaceutical                            2,177     109,220


UNITED STATES - 2%
Durect Corporation                             26,616     95,817
FiberTower Corporation                        133,157    267,645


      Total United States                                363,462

      Total Common Stock (cost $1,961,056)             1,319,584


WARRANTS - 3%
UNITED STATES - 3%

Ford Motor Company                           120,000      765,600
JPMorgan Chase & Company,
    strike price $42.42,expire 10-28-18 (c)   30,000      503,400
MIG                                            1,076       61,870
Raytheon Company,strike price $37.50,         52,500      679,875
    Expire 06-16-11 (c)

   Total Warrants(cost $1,394,322)                      2,010,745

TOTAL INVESTMENT SECURITIES (cost $71,056,067)         79,736,510

OTHER ASSETS LESS LIABILITIES - (7)%                   (5,478,321)
NET ASSETS - 100%                                     $74,258,189









(a) This security is in default or deferral and interest or dividends are not being accrued on the position.
(b) 144A securities are those which are exempt from registration under Rule 144A of the U.S. Securities Act of 1933. These securities are subject to contractual or legal restrictions on their sale.
(c) Non-income producing securities.
(d) All or a portion of these securities are pledged as collateral for the margin account held by the broker.

    Percentages are based upon the fair value as a percent of net assets as of March 31, 2011.
                                                     (concluded)







Valuation Measurements- Financial Accounting Standards Board
(FASB) Accounting Standards Codification ("ASC") Topic 820, Fair Value Measurements and Disclosures, ("Topic 820"), defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Various inputs are used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

    Level 1 - quoted prices in active markets for identical
              securities
    Level 2 - other significant observable inputs (including quoted prices for similiar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investment securities as of March 31, 2011:

                            Level1      Level2    Level3      Total
Convertible Preferred
   Stock                $2,980,333  $7,303,964  $     0  $10,284,297
Mandatory Convertible
   Preferred Stock       1,812,320           0        0    1,812,320
Convertible Bonds                0  56,196,156  688,756   56,884,912
Convertible Bond Units           0   2,513,985        0    2,513,985
Corporate Bonds                  0   4,910,667        0    4,910,667
Common Stock             1,319,584           0        0    1,319,584
Warrants                 1,948,875      61,870        0    2,010,745

Total investment
   securities           $8,061,112 $70,986,642  $688,756 $79,736,510


The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                 Convertible  Corporate
                                    Bonds       Bonds
Balance as of December 31, 2010  $245,889    $3,910,138
Realized gain                           0             0
Net change in appreciation        202,867             0
   (depreciation)
Purchases                              0              0
Sales                                  0              0
Transfers in and/or out of Level3 240,000   (3,910,138)

Balance as of March 31, 2011    $688,756              0

Item 2:	Controls and Procedures

(a) The registrant's principal executive officers have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3:  Exhibits
(a)  Certification of Principal Executive Officer.

(b)  Certification of Principal Financial Officer.

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereto duly authorized.

Registrant:  Zazove Convertible Securities Fund, Inc.

By:	/sig/ Steven M. Kleiman
Name:  Steven M. Kleiman
Title:   Secretary and Treasurer


Pursuant to the requirements of the Securities and Exchange
Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/sig/ Steven M. Kleiman
Name:  Steven M. Kleiman
Title:   Secretary Treasurer


By:	/sig/ Gene T. Pretti
Name:  Gene T. Pretti
Title:   President